Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS CROCI® International VIP

	Shares	Value ($)
Common Stocks 96.7%
Australia 6.6%
Australia & New Zealand Banking Group Ltd.	46,619	897,044
BHP Group Ltd.	70,433	1,751,274
Boral Ltd.	324,764	1,057,300
National Australia Bank Ltd.	13,783	276,240
Origin Energy Ltd.	74,812	403,891
Westpac Banking Corp.	27,327	546,390
(Cost $4,842,154)		4,932,139
Belgium 4.6%
Solvay SA	1,831	190,111
UCB SA	44,527	3,231,651
(Cost $3,792,655)		3,421,762
Finland 1.0%
Nokian Renkaat Oyj (Cost $1,070,645)	25,104	708,585
France 7.0%
Arkema SA	5,533	515,941
Atos SE	8,467	597,234
BNP Paribas SA	5,267	256,528
Credit Agricole SA	50,913	618,174
Sanofi	29,937	2,778,426
Television Francaise 1	55,975	491,698
(Cost $5,326,281)		5,258,001
Germany 3.9%
BASF SE	2,737	191,398
Brenntag AG	29,733	1,439,127
Merck KGaA	11,440	1,288,097
(Cost $2,917,425)		2,918,622
Hong Kong 0.9%
Yue Yuen Industrial Holdings Ltd. (Cost $677,544)	232,339	637,951
Italy 2.4%
Intesa Sanpaolo SpA (Cost $1,586,971)	770,996	1,831,224
Japan 30.1%
Advantest Corp.	6,181	275,172
Bridgestone Corp.	53,791	2,089,435
Central Japan Railway Co.	11,374	2,345,014
Citizen Watch Co., Ltd.	36,800	181,248
Hitachi Ltd.	5,200	194,889
Japan Tobacco, Inc.	82,387	1,805,081
Mitsubishi Chemical Holdings Corp.	27,700	198,344
Mitsubishi Corp.	42,122	1,036,860
Mitsubishi Electric Corp.	14,100	188,305
Ono Pharmaceutical Co., Ltd.	52,701	958,575
Sekisui House Ltd.	95,933	1,894,736
Shin-Etsu Chemical Co., Ltd.	5,609	605,500
Shionogi & Co., Ltd.	12,600	702,616
Sony Corp.	8,834	522,879
Subaru Corp.	19,357	548,412
Sumitomo Electric Industries Ltd.	108,949	1,391,055
Sumitomo Mitsui Financial Group, Inc.	97,956	3,360,432
Tokyo Electron Ltd.	4,872	935,844
Toyota Industries Corp.	29,932	1,727,191
Toyota Motor Corp.	24,046	1,614,042
(Cost $21,944,494)		22,575,630
Netherlands 8.4%
Koninklijke Ahold Delhaize NV	66,780	1,669,438
Randstad NV	30,830	1,515,546
Royal Dutch Shell PLC "A"	107,076	3,139,143
(Cost $6,836,934)		6,324,127
New Zealand 1.1%
Fletcher Building Ltd. (Cost $886,859)	262,135	846,348
Singapore 1.5%
Venture Corp., Ltd. (Cost $1,133,539)	97,683	1,084,376
Spain 3.1%
Banco Bilbao Vizcaya Argentaria SA	260,752	1,358,950
Banco Santander SA	243,084	990,761
(Cost $2,678,745)		2,349,711
Sweden 0.4%
Volvo AB "B" (Cost $365,331)	23,535	330,620
Switzerland 9.2%
Adecco Group AG (Registered)	31,488	1,742,211
Glencore PLC*	55,441	166,558
LafargeHolcim Ltd. (Registered)*	4,971	244,425
Roche Holding AG (Genusschein)	14,019	4,082,826
STMicroelectronics NV	35,750	691,708
(Cost $6,940,218)		6,927,728
United Kingdom 16.5%
Ashtead Group PLC	6,817	189,873
Barclays PLC	95,842	176,863
Barratt Developments PLC	349,955	2,786,386
British American Tobacco PLC	11,544	425,899
EI Group PLC*	294,343	1,017,686
Ferguson PLC	10,292	750,783
Lloyds Banking Group PLC	1,669,937	1,110,776
Persimmon PLC	86,532	2,308,181
Rio Tinto PLC	18,180	942,021
Royal Bank of Scotland Group PLC	67,035	170,663
Taylor Wimpey PLC	1,257,984	2,496,530
(Cost $12,357,487)		12,375,661
Total Common Stocks (Cost $73,357,282)		72,522,485
Preferred Stocks 2.2%
Germany
Henkel AG & Co. KGaA (Cost $1,977,239)	16,924	1,673,464
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.96% (a) (Cost $377,070)	377,070	377,070
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,711,591)	99.4	74,573,019
Other Assets and Liabilities, Net	0.6	469,507
Net Assets	100.0	75,042,526

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (a) (b)
1,268	—	1,268	(c)	—	—	17,025	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.96% (a)
258,740	11,070,619	10,952,289		—	—	12,073	—	377,070	377,070
260,008	11,070,619	10,953,557		—	—	29,098	—	377,070	377,070

*		Non-income producing security.
(a)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)		Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2019.

At September 30, 2019 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Consumer Discretionary	19,743,069	27%
Health Care	13,042,191	17%
Financials	11,594,045	16%
Industrials	9,538,339	13%
Materials	6,709,220	9%
Consumer Staples	5,573,882	7%
Information Technology	3,960,471	5%
Energy	3,543,034	5%
Communication Services	491,698	1%
Total	74,195,949	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,932,139	$—	$4,932,139
Belgium	—	3,421,762	—	3,421,762
Finland	—	708,585	—	708,585
France	—	5,258,001	—	5,258,001
Germany	—	2,918,622	—	2,918,622
Hong Kong	—	637,951	—	637,951
Italy	—	1,831,224	—	1,831,224
Japan	—	22,575,630	—	22,575,630
Netherlands	—	6,324,127	—	6,324,127
New Zealand	—	846,348	—	846,348
Singapore	—	1,084,376	—	1,084,376
Spain	—	2,349,711	—	2,349,711
Sweden	—	330,620	—	330,620
Switzerland	—	6,927,728	—	6,927,728
United Kingdom	—	12,375,661	—	12,375,661
Preferred Stocks	—	1,673,464	—	1,673,464
Short-Term Investments	377,070	—	—	377,070
Total	$377,070	$74,195,949	$—	$74,573,019